Equity (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		Jan. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 $ / shares shares		Dec. 31, 2023 $ / shares shares		Oct. 20, 2021 $ / shares shares
Class of Stock [Line Items]
Preferred shares, shares authorized						800,000,000		800,000,000		800,000,000
Preferred shares, par value (in Dollars per share) | $ / shares						$ 0.0001		$ 0.0001		$ 0.0001
Convertible common shares				1
Price per share (in Dollars per share) | $ / shares		$ 4
Net proceeds from IPO (in Dollars) | $			$ 4,305
Mezzanine equity (in Dollars) | $		$ 14,104
Redeemable ordinary shares, shares issued		10,526,300				10,526,300	[1]	10,526,300	[1]
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized						2,000,000,000	[1]	2,000,000,000	[1]	2,000,000,000
Number of voting shares				one
Issuance of new shares		1,250,000
Price per share (in Dollars per share) | $ / shares		$ 4
Net proceeds from IPO (in Dollars) | $		$ 4,305
Redeemable ordinary shares, shares issued		10,526,300				10,526,300		10,526,300
Ordinary shares, shares issued	[1]					27,565,800		15,789,500
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized						1,000,000,000	[1]	1,000,000,000	[1]	1,000,000,000
Number of voting shares				ten
Ordinary shares, shares issued	[1]					26,315,800		26,315,800
Common Stock [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Issuance of new shares	[2]		1,250
Ordinary shares, shares issued						27,565,800
Common Stock [Member] | Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Issuance of new shares	[2]
Ordinary shares, shares issued						26,315,800		26,315,800
IPO [Member]
Class of Stock [Line Items]
Net proceeds from IPO (in Dollars) | $		$ 4,305

[1]	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.
[2]	The amounts of Class A and Class B ordinary shares are presented in thousand and are rounded, with a difference no more than $0.4 from the absolute amount.